Credit facility	6 Months Ended
Feb. 29, 2024
Credit facility
Credit facility

10. Credit facility

The Company has an authorized line of credit of $250,000, renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $750,000 on all present and future accounts receivable and inventory. As at February 29, 2024, the Company has drawn an amount of $120,000 [August 31, 2023 - $155,000] on the line of credit.